Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net Loss Before Taxes	$ (108,199)	$ (36,547)	$ (134,454)	$ (55,879)	$ (69,372)	$ (230,621)
Effective Tax Rate			21.00%	21.00%	21.00%	21.00%
Provision For Income Taxes			$ (28,235)	$ (11,735)	$ (14,568)	$ (48,430)